Risk Administration (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of risk management [Abstract]
Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Text Block]

As of December 31, 2020	Book value (*)	Contractual flows maturities
		0 to 3 months	3 months to 1 year	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities no derivative
Bank borrowings	125,906,105	836,693	39,751,923	79,476,094	12,885,867	803,482	133,754,059
Bond payable	332,416,479	4,954,003	7,303,258	34,748,671	109,950,580	255,265,277	412,221,789
Lease liabilities	32,134,911	1,689,539	4,415,461	7,687,792	4,724,806	23,943,806	42,461,404
Deposits for return of bottles and containers	14,116,167	-	14,116,167	-	-	-	14,116,167
Sub-Total	504,573,662	7,480,235	65,586,809	121,912,557	127,561,253	280,012,565	602,553,419
Derivatives
Derivatives not designated as hedges	4,243,939	4,243,939	-	-	-	-	4,243,939
Derivatives designated as hedges	5,323,640	1,176,303	4,521,259	-	-	-	5,697,562
Sub-Total	9,567,579	5,420,242	4,521,259	-	-	-	9,941,501
Total	514,141,241	12,900,477	70,108,068	121,912,557	127,561,253	280,012,565	612,494,920

As of December 31, 2019	Book value (*)	Contractual flows maturities
		0 to 3 months	3 months to 1 year	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities no derivative
Bank borrowings	142,196,520	20,991,920	33,633,237	84,363,883	10,396,997	966,733	150,352,770
Bond payable	140,551,686	4,932,819	4,878,698	18,973,584	18,107,650	163,272,427	210,165,178
Lease liabilities	33,070,356	1,433,720	4,540,987	6,652,459	4,049,398	26,579,745	43,256,309
Deposits for return of bottles and containers	13,290,754	-	13,290,754	-	-	-	13,290,754
Sub-Total	329,109,316	27,358,459	56,343,676	109,989,926	32,554,045	190,818,905	417,065,011
Derivatives
Derivatives not designated as hedges	240,394	229,726	10,668	-	-	-	240,394
Derivatives designated as hedges	805,306	460,503	439,381	-	-	-	899,884
Sub-Total	1,045,700	690,229	450,049	-	-	-	1,140,278
Total	330,155,016	28,048,688	56,793,725	109,989,926	32,554,045	190,818,905	418,205,289
(*) View current and non-current book value in
Note 7– Financial Instruments
.